TIAA-CREF GREEN BOND AND SHORT DURATION IMPACT BOND FUNDS

SUPPLEMENT NO. 2
dated May 31, 2019, to the Statutory Prospectus
dated November 16, 2018

TIAA-CREF FIXED-INCOME & REAL ESTATE SECURITIES FUNDS

(collectively with the Green Bond and Short Duration Impact Bond Funds, the “Funds”)

SUPPLEMENT NO. 2
dated May 31, 2019, to the Statutory Prospectus
dated August 1, 2018

Effective June 1, 2019, Michael Ferraro is no longer a portfolio manager of the TIAA-CREF Money Market Fund. Therefore, all references to Michael Ferraro should be removed from the TIAA-CREF Money Market Fund’s portfolio management team disclosure in the Fund’s Statutory Prospectus.

Also, effective immediately, the introductory paragraph in the “Fees and expenses” subsection of the “Summary information” section of each of the Funds is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, investors may be required to pay a commission to a broker-dealer or other financial intermediary on purchases and sales of Institutional Class or Advisor Class shares of the Fund.

Additionally, effective immediately, the following new sub-section is hereby added immediately prior to the “Points to remember for all purchases” sub-section of the “Purchasing Shares” sub-section of the “Your account: purchasing, redeeming or exchanging shares” section of the Statutory Prospectuses:

Purchases of Institutional Class or Advisor Class shares through a broker-dealer or other financial intermediary

There are no associated sales charges or Rule 12b-1 plan fees for the purchase of Institutional Class or Advisor Class shares. However, pursuant to SEC guidance, certain broker-dealers or other financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders commissions or transaction fees determined by the broker-dealer or other financial intermediary related to the purchase of these shares. These commissions and transaction fees are not disclosed in this Prospectus. Other share classes of the Funds that have different fees and expenses are available. You should consult with your broker-dealer or other financial intermediary or visit its website for more information.

As discussed above, TPIS, Advisors or their affiliates also may make revenue sharing payments to broker-dealers or other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether revenue sharing payments may be made or received when a broker-dealer or other financial intermediary has imposed its own commissions or transaction fees. Based on future regulatory developments, such payments may be terminated.

(A40540 5/19)

2

TIAA-CREF LIFESTYLE FUNDS

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 2
dated May 31, 2019, to the Statutory Prospectus
dated October 1, 2018

Effective immediately, the introductory paragraph in the “Fees and expenses” subsection of the “Summary information” section of each of the TIAA-CREF Lifestyle Funds is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, investors may be required to pay a commission to a broker-dealer or other financial intermediary on purchases and sales of Institutional Class or Advisor Class shares of the Fund.

Additionally, effective immediately, the following new sub-section is hereby added immediately prior to the “Points to remember for all purchases” sub-section of the “Purchasing Shares” sub-section of the “Your account: purchasing, redeeming or exchanging shares” section of the Statutory Prospectus:

Purchases of Institutional Class or Advisor Class shares through a broker-dealer or other financial intermediary

There are no associated sales charges or Rule 12b-1 plan fees for the purchase of Institutional Class or Advisor Class shares. However, pursuant to SEC guidance, certain broker-dealers or other financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders commissions or transaction fees determined by the broker-dealer or other financial intermediary related to the purchase of these shares. These commissions and transaction fees are not disclosed in this Prospectus. Other share classes of the Funds that have different fees and expenses are available. You should consult with your broker-dealer or other financial intermediary or visit its website for more information.

As discussed above, TPIS, Advisors or their affiliates also may make revenue sharing payments to broker-dealers or other financial intermediaries. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether revenue sharing payments may be made or received when a broker-dealer or other financial intermediary has imposed its own commissions or transaction fees. Based on future regulatory developments, such payments may be terminated.

A40541 (5/19)

2

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated May 31, 2019
to the Statement of Additional Information (“SAI”)
dated March 1, 2019, November 16, 2018 and August 1, 2018,
as supplemented through May 15, 2019

Effective June 1, 2019, Michael Ferraro is no longer a portfolio manager for the TIAA-CREF Money Market Fund. All references to Mr. Ferraro are hereby removed from the section entitled “Additional information regarding portfolio managers” beginning on page 81 of the SAI.

A40563 (5/19)